SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
May 31, 2025
Accounting Policies [Abstract]
SCHEDULE OF EXCHANGE RATES

Translation of amounts from S$ into US$ has been made at the following exchange rates for the financial years ended May 31, 2025 and 2024:

	May 31, 2025	May 31, 2024

Year-end US$:S$ exchange rate	1,2893	1.3509
Average US$:S$ exchange rate	1.3333	1.3465

SCHEDULE OF PROPERTY AND EQUIPMENT USEFUL LIFE

Expected useful life
Factory and office equipment	5 years
Factory improvement	5 years
Leasehold factory premises	30 years
Furniture and fittings	10 years
Machinery and equipment	10 years
Motor vehicles and forklifts	5 years
Renovation	5 years
Leasehold land	22 years